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As filed with the Securities and Exchange Commission on October 10, 2000

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Registration Nos. 333-1043
811-7543

==========================================================================

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___	[ ]
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Post-Effective Amendment No. 29	[X]

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and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

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Amendment No. 52	[X]

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Variable Account A

(Exact name of Registrant)

Keyport Life Insurance Company

(Name of Depositor)

125 High Street, Boston Massachusetts 02110

(Address of Depositor's Principal Executive Offices (Zip Code)

Depositor's Telephone Number, including Area Code: 617-526-1400

Bernard R. Beckerlegge, Esq.

Senior Vice President and General Counsel

Keyport Life Insurance Company

125 High Street, Boston, Massachusetts 02110

(Name and Address of Agent for Service)

copy to:

Joan E. Boros, Esq.

Jorden Burt Boros Cicchetti Berenson & Johnson LLP

1025 Thomas Jefferson Street, N.W.

Washington, DC 20007

It is proposed that this filing will become effective:

( ) immediately upon filing pursuant to paragraph (b) of Rule 485

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(X) on October 16, 2000 pursuant to paragraph (b) of Rule 485

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( ) 60 days after filing pursuant to paragraph (a) of Rule 485

( ) on [date] pursuant to paragraph (a) of Rule 485

Title of Securities Being Registered: Variable Portion of the Contracts Funded Through the Separate Account.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

==========================================================================

Exhibit Index on Page ____

CONTENTS OF REGISTRATION STATEMENT

The Facing Sheet

The Contents Page

Cross-Reference Sheet

PART A

Prospectus

PART B

Statement of Additional Information

PART C

Items 24 - 32

The Signatures

Exhibits

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This Amendment No. 29 to the Registration Statement on Form N-4 (File Nos. 333-1043, 811-7543) is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, in order to add a supplement to the filed with Post-Effective Amendment No. 28 to the Registration Statement, which was filed on May 31, 2000. This Amendment does not otherwise delete, amend, or supersede any prospectus statement of additional information, exhibit, or other information contained in Post-Effective Amendment Nos. 21, 25, 26, 27, and 28 to the Registration Statement.

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PART A

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KEYPORT VISTA
GROUP AND INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
DEFERRED VARIABLE ANNUITY CONTRACTS
ISSUED BY
Variable Account A
OF
KEYPORT LIFE INSURANCE COMPANY
SUPPLEMENT DATED OCTOBER 16, 2000
TO
PROSPECTUS DATED JUNE 1, 2000

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This supplement contains information on new investment options under the Contracts consisting of Sub-accounts that invest in series of the Wanger Advisors Trust.

The second sentence in the third paragraph on page one is changed to read:
The Certificate currently offers thirty-five investment options, each of which is a Sub-account of Variable Account A.

The following is added to the list of Sub-accounts investing in the Eligible Funds on page one.
WANGER ADVISORS TRUST: Wanger Foreign Forty; Wanger International Small Cap; Wanger Twenty; Wanger U.S. Small Cap

The following is added at the end of the "Investment Choices" section of "SUMMARY of CERTIFICATE FEATURES" on page 4:
Wanger Advisors Trust ("Wanger Trust")
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Small Cap

The "FEE TABLE" and footnotes on pages 5-8 of the prospectus are replaced with the following "Fee Table" and footnotes.

FEE TABLE

Certificate Owner Transaction Expenses

Sales Load Imposed on Purchases:	0%
Maximum Contingent Deferred Sales Charge
(as a percentage of purchase payments):	0%
Maximum Total Certificate Owner Transaction Expenses
(as a percentage of purchase payments):	0%

Annual Certificate Maintenance Charge	$0

Variable Account Annual Expenses
(as a percentage of average net assets)

Mortality and Expense Risk Charge:	1.25%
Administrative Charge:	.15%
Total Variable Account Annual Expenses:	1.40%

AIM Insurance Funds, Alliance Series Fund, Fidelity Fund, Fidelity Fund III, Liberty Trust, MFS Trust, Rydex Trust, SteinRoe Trust and Wanger Trust1

After any Fee Waivers and/or Expense Reimbursements - (Numbers in Parentheses Represent Expenses Before Any Such Waivers and/or Reimbursements)2

(as a percentage of average net assets)
Management		12b-1	Other	Total Fund
Fund	Fees	Fees	Expenses	Operating Expenses

AIM Capital Appreciation	.62%		.11%	.73%
AIM International Equity	.75%		.22%	.97%
AIM Value	.61%		.15%	.76%
Alliance Growth & Income[3]	.63%	.25%	.09%	.97%
Alliance Premier Growth[3]	1.00%	.25%	.04%	1.29%
Alliance Technology[3]	.71%(1.00%)	.25%	.24%(.27%)	1.20%(1.52%)
Alliance Worldwide
Privatization[3]	.63%(1.00%)	.25%	.32%(.46%)	1.20%(1.71%)
Fidelity Equity Income[3]	.48%	.25%	.10%	.83%
Fidelity Growth Opportunities[3]	.58%	.25%	.13%	.96%
Colonial High Yield Securities[3]	.60%	.00%	.35%	.95%
Colonial Small Cap Value[3]	.80%	.00%	.30%	1.10%
Colonial Strategic Income[3]	.65%	.25%	.10%	1.00%
Colonial U.S. Growth & Income[3]	.80%	.12%	.08%	1.00%
Crabbe Huson Real Estate[3]	1.00%	.25%	.20%	1.45%
Liberty All-Star Equity[3]	.80%	.05%	.15%	1.00%
Liberty Newport Japan
Opportunities[3]	1.20%	.17%	.48%	1.85%
Liberty S&P 500 Index[3]	.40%	.20%	.15%	.75%
Liberty Select Value[3]	.70%	.12%	.28%	1.10%
Liberty Value[3]	.65%	.25%	.08%	.98%
Newport Tiger[3]	.90%	.25%	.31%	1.46%
Rydex Financial Services[3]	.85%	.16%	.44%	1.45%
Rydex Health Care[3]	1.00%	.16%	.44%	1.60%
MFS Emerging Growth[3]	.75%	.20%	.09%	1.04%
MFS Growth[3]	.75%	.20%	.16%	1.11%
MFS Growth with Income[3]	.75%	.20%	.13%	1.08%
MFS New Discovery[3]	.90%	.20%	.17%	1.27%
Rydex OTC	.75%		.80%	1.55%
Stein Roe Balanced[3]	.60%	.25%	.02%	.87%
Stein Roe Growth Stock[3]	.65%	.25%	.02%	.92%
Stein Roe Money Market	.50%		.04%	.54%
Stein Roe Mortgage Securities[3]	.55%	.25%	.06%	.86%
Wanger Foreign Forty	1.00%		.45%(2.45%)	1.45%(3.45%)
Wanger International Small Cap	1.25%		.24%	1.49%
Wanger Twenty	.95%		.40%(1.17%)	1.35%(2.12%)
Wanger U.S. Small Cap	.95%		.07%	1.02%

The above expenses for the Eligible Funds were provided by the Funds. We have not independently verified the accuracy of the information.

1All Trust and Fund expenses for AIM Capital Appreciation, AIM International Equity, AIM Value, Alliance Growth & Income, Alliance Premier Growth, Alliance Technology, Alliance Worldwide Privatization, Fidelity Equity Income, Fidelity Growth Opportunities, Rydex OTC, Wanger Foreign Forty, Wanger International Small Cap, Wanger Twenty and Wanger U.S. Small Cap are for 1999. Fees for Liberty Newport Japan Opportunities, Liberty S&P 500 Index, Liberty Select Value, Rydex Financial Services and Rydex Health Care are estimated since these funds commenced operations May 30, 2000. For Colonial High Yield Securities, Colonial Small Cap Value, Colonial Strategic Income, Colonial U.S. Growth & Income, Liberty All-Star Equity, Liberty Value, Newport Tiger, Stein Roe Balanced, Stein Roe Growth Stock and Stein Roe Mortgage Securities, the Class B shares, which include 12b-1 fees, first became available in June, 2000. Therefore, the fees and expenses (other than 12b-1 fees) for these Funds are estimated based on the 1999 historical expenses of each Fund's Class A shares, which do not include 12b-1 fees. For MFS Emerging Growth, MFS Growth, MFS Growth with Income and MFS New Discovery, the Service Class Shares, which include 12b-1 fees, first became available on May 1, 2000. Therefore, the fees and expenses (other than 12b-1 fees) for these Funds are estimated, based on the 1999 historical expenses of each Fund's Initial Class shares, which do not include 12b-1 fees. The AIM Insurance Funds, Alliance Series Fund, Fidelity Fund, Fidelity Fund III, Liberty Trust, MFS Trust, Rydex Trust and SteinRoe Trust expenses reflect the Fund's or Trust's manager's or other entity's agreement to reimburse expenses above certain limits (see footnote 2). For Colonial High Yield, Colonial Small Cap Value and Crabbe Huson Real Estate, because of changes in the expense limitation agreements (see footnote 2), the portfolio expenses net of fee waivers and expense reimbursements have been restated to treat all reductions in total expenses under those agreements as waivers of 12b01 fees and expense reimbursements; in prior years a portion of those amounts derived from waivers of management fees. For the SteinRoe Trust Funds, the .15% administrative fees payable to the investment adviser which was included in Other Expenses in prior years, is now shown as part of Management Fees.

2The manager of AIM Insurance Funds may from time to time waive all or a portion of its advisory fees and/or assume certain expenses of the Eligible Funds. Fee waivers or reductions, other than those contained in the AIM Insurance Funds' advisory agreement, may be modified or terminated at any time. The AIM Insurance Funds' manager did not waive advisory fees or assume expenses as of May 1, 2000.

The manager of Alliance Series Fund has agreed to continue voluntary expense reimbursements for Alliance Technology and Alliance Worldwide Privatization for the foreseeable future. Each percentage shown in the parentheses is what the expenses would be in the absence of expense reimbursement: for Alliance Technology--1.00% for management fees, .27% for other expenses and 1.52% for total expenses; and for Alliance Worldwide Privatization--1.00% for management fees, .46% for other expenses and 1.71% for total expenses.

The manager of Fidelity Fund and Fidelity Fund III has agreed to reimburse total operating expenses, excluding interest, taxes, brokerage and extraordinary expenses, in excess of 1.75% of the average net assets of Fidelity Equity Income and Fidelity Growth Opportunities, respectively. The Fidelity Fund and Fidelity Fund III manager has not reimbursed expenses as of May 1, 2000.

The manager and distributor of Liberty Trust have contractually agreed to reimburse all incurred Fund expenses, including management fees, but excluding interest, taxes, brokerage, and extraordinary expenses, in excess of the following percentage of average net assets of each Eligible Fund: 1.00% for Liberty Value, Colonial Strategic Income, Colonial U.S. Growth & Income and Liberty All-Star Equity; 1.10% for Colonial Small Cap Value and Liberty Select Value; 1.45% for Crabbe Huson Real Estate and Rydex Financial Services; 1.75% for Newport Tiger; .95% for Colonial High Yield Securities; .75% for Liberty S&P 500 Index; 1.60% for Rydex Health Care; and 1.85% for Liberty Newport Japan Opportunities. To the extent a Fund's expenses are exceed the applicable limitation, the distributor will reimburse the Fund up to .25% by waiving its 12b-1 fees. To the extent a Fund's expenses exceed the applicable limitation by more than .25%, the manager will reimburse the Fund for the excess portion by reimbursing Other Expenses first and then, to the extent necessary, by waiving Management Fees. Except for Crabbe Huson Real Estate, the Funds of Liberty Trust did not have Class B shares until June 1, 2000. Fees and expenses (other than 12b-1 Fees) are estimates based on the historical expenses of the Fund's Class A shares, which do not include 12b-1 fees. The Liberty Trust's manager and distributor have not been required to reimburse expenses as of June 1, 2000 for Colonial Strategic Income, Liberty Value and Newport Tiger. The following percentages are what expenses would have been in 1999 without any reimbursement: for Crabbe Huson Real Estate--3.01% for other expenses and 4.26% for total expenses. The following percentages are estimates of what the expenses would be without any expense reimbursement: for Colonial High Yield Securities--.25% for 12b-1 fees, .68% for other expenses and 1.53% for total expenses; for Colonial Small Cap Value--.25% for 12b-1 fees, 2.86% for other expenses and 3.91% for total expenses; for Colonial U.S. Growth & Income--.25% for 12b-1 fees and 1.13% for total expenses; for Liberty All-Star Equity--.25% for 12b-1 fees and 1.20% for total expenses. Since Liberty S&P 500 Index, Liberty Select Value, Liberty Newport Japan Opportunities, Rydex Financial Services and Rydex Health Care commenced operations on May 30, 2000, the following percentages are estimates for 2000 of what expenses would be without any expense reimbursement: for Liberty S&P 500 Index--.25% for 12b-1 fees and .80% for total expenses; for Liberty Select Value--.25% for 12b-1 fees and 1.23% for total expenses; for Liberty Newport Japan Opportunities--.25% for 12b-1 fees and 1.93% for total expenses; for Rydex Financial Services--.25% for 12b-1 fees and 1.54% for total expenses; for Rydex Health Care--.25% for 12b-1 fees and 1.69% for total expenses.

The manager of MFS Trust has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described below) do not exceed 0.15% annually. These contractual fee arrangements will continue until at least May 1, 2001, unless changed with the consent of the board of trustees which oversees the series. The following percentages are estimates of what the expenses would be without any reimbursement: for MFS Growth--.71% for other expenses and 1.66% for total expenses; for MFS New Discovery--1.59% for other expenses and 2.69% for total expenses. Each series of MFS Trust has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Other Expenses" would be lower, and for service class shares would be estimated to be: 1.03% for Emerging Growth Series; 1.25% for New Discovery Series; 1.07% for Growth with Income Series; and 1.10% for Growth Series.

The investment adviser and servicer to the Rydex Variable Trust may from time to time volunteer to waive fees and/or reimburse expenses. The investment adviser and servicer have not reimbursed expenses as of May 1, 2000.

The manager and distributor of SteinRoe Trust have contractually agreed to reimburse all expenses, including management fees, in excess of the following percentage of the average net assets of the following Eligible Funds: for Stein Roe Balanced--.90%; for Stein Roe Growth Stock--.95%; for Stein Roe Mortgage Securities--.90%; and for Stein Roe Money Market--.65%. To the extent a Fund's expenses are in excess of the applicable limitation up to .25%, the distributor will reimburse the Fund out of its 12b-1 fees. To the extent such expenses exceed the applicable limitation by more than .25%, the manager will reimburse the Fund for the portion over .25% from Other Expenses first and then, to the extent necessary, from Management Fees. Because Stein Roe Balanced, Stein Roe Growth Stock and Stein Roe Mortgage Securities did not have Class B shares until June 1, 2000, fees (other than 12b-1 Fees) are estimates based on the historical expenses of the Fund's Class A shares, which do not include 12b-1 fees. The SteinRoe Trust's manager and distributor has not been required to reimburse expenses as of June 1, 2000.

The manager of Wanger Trust has agreed to continue voluntary expense reimbursements for Wanger Twenty and Wanger Foreign Forty in excess of the following percentage of average net assets: 1.35% for Wanger Twenty and 1.45% for Wanger Foreign Forty. Each percentage shown in the parentheses is what the expenses would be in the absence of expense reimbursement: for Wanger Twenty - 1.17% for Other Expenses and 2.12% for Total Expenses; for Wanger Foreign Forty - 2.45% for Other Expenses and 3.45% for Total Expenses.

3The Eligible Fund has a distribution plan or "Rule 12b-1 Plan" which is described in the Fund's prospectus.

The example table on page 10 is replaced by the following:

EXAMPLE

Example 1. If your Certificate stays in force through the periods shown or is surrendered or annuitized at the end of the periods shown, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets. The example assumes that the fee waivers described above continue throughout the period shown.
Sub-account	1 year	3 years	5 years	10 years
AIM Capital Appreciation	$21	$ 69	$124	$302
AIM International Equity	24	77	138	332
AIM Value	22	70	126	306
Alliance Growth & Income	24	77	138	332
Alliance Premier Growth	27	87	155	372
Alliance Technology	26	84	150	361
Alliance Worldwide Privatization	26	84	150	361
Fidelity Equity Income	22	72	130	315
Fidelity Growth Opportunities	24	76	137	331
Colonial High Yield Securities	24	76	137	330
Colonial Small Cap Value	25	81	145	349
Colonial Strategic Income	24	78	139	336
Colonial U.S. Growth & Income	24	78	139	336
Crabbe Huson Real Estate	28	92	164	392
Liberty All-Star Equity	24	78	139	336
Liberty Newport Japan Opportunities	32	104	186	439
Liberty S&P 500 Index	22	70	125	304
Liberty Select Value	25	81	145	349
Liberty Value	24	77	138	334
Newport Tiger	29	92	165	393
Rydex Financial Services	28	92	164	392
Rydex Health Care	30	96	172	410
MFS Emerging Growth	24	79	142	341
MFS Growth	25	81	145	350
MFS Growth with Income	25	80	144	346
MFS New Discovery	27	86	154	370
Rydex OTC	30	95	169	404
Stein Roe Balanced	23	74	133	321
Stein Roe Growth Stock	23	75	135	326
Stein Roe Money Market	19	62	112	275
Stein Roe Mortgage Securities	23	74	133	322
Wanger Foreign Forty	28	92	164	392
Wanger International Small Cap	29	93	166	397
Wanger Twenty	28	89	159	380
Wanger U.S. Small Cap	24	78	140	339

The last sentence in the third paragraph of the "EXPLANATION OF FEE TABLE AND EXAMPLES" section on page 11 is changed to read:

See "Deductions" in this prospectus, "Management" in the prospectus for AIM Insurance Funds, "Management of the Fund" in the prospectus for Alliance Series Fund, "Operating Expenses" in the prospectus for Fidelity Fund and Fidelity Fund III, "Trust Management Organizations" and "Expenses of the Funds" in the prospectus for Liberty Trust, "Management of the Series" and "Expenses" for MFS Trust, "Management of the Fund" in the prospectus for Rydex Trust, "How the Funds are Managed" in the prospectus for SteinRoe Trust and "Management Fees" in the prospectus for Wanger Trust.

The first sentence of the first paragraph of the "Eligible Funds" section on page 13 is changed to read:

The Eligible Funds are the separate funds listed within the AIM Insurance Funds, Alliance Series Fund, Fidelity Fund, Fidelity Fund III, Liberty Trust, MFS Trust, Rydex Trust, SteinRoe Trust and Wanger Trust.

The last sentence of the third paragraph of the "Eligible Funds" section is changed to read:

The risks involved in this "mixed and shared funding" are disclosed in the Eligible Funds' prospectuses under the following captions; AIM Insurance Funds - "Purchase and Redemption of Shares"; Alliance Series Fund - "Introduction to the Fund"; Fidelity Fund and Fidelity Fund III - "Buying and Selling Shares"; Liberty Trust - "The Trust"; MFS Trust - "Investment Concept of the Trust"; Rydex Trust - "Purchasing and Redeeming Shares"; SteinRoe Trust - "The Trust"; and Wanger Trust - "Managing Risks".

The following is added as the second to last paragraph in the "Eligible Funds" section on page 14 before the listing of Eligible Funds and Investment Objectives:

Liberty Wanger Asset Management, L.P. ("LWAM"), an affiliate, is the investment adviser for each Eligible Fund of Wanger Trust. LWAM, formerly known as Wanger Asset Managment, L.P., became a wholly-owned subsidiary of Liberty Financial Companies, Inc., which is in turn a majority-owned subsidiary of Liberty Mutual Insurance Company, on September 29, 2000.

The following is added to the end of the "Eligible Funds" section.
Eligible Funds of Wanger Trust and Variable Account Sub-accounts	Investment Objective

Wanger Foreign Forty (Wanger Foreign Forty Sub-account)	Long-term growth of capital.

Wanger International Small Cap (Wanger International Small Cap Sub-account)	Long-term growth of capital.

Wanger Twenty (Wanger Twenty Sub-account)	Long-term growth of capital.

Wanger U.S. Small Cap (Wanger U.S. Small Cap Sub-account)	Long-term growth of capital.

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Client Service Hotline
800-367-3653 (press 2)
Distributed by:
Keyport Financial Services Corp.
125 High Street
Boston, Massachusetts 02110

Yes. I would like to receive the Keyport Vista Variable Annuity Statement of Additional Information.

Yes. I would like to receive the Statement of Additional Information for the Eligible Funds of:

AIM Variable Insurance Funds, Inc.

Alliance Variable Products Series Fund, Inc.

Fidelity Variable Insurance Products Funds

Liberty Variable Investment Trust

MFS Variable Insurance Trust

Rydex Variable Trust

SteinRoe Variable Investment Trust

Wanger Advisors Trust

Name

Address

City

State

Zip

KV.SUP	10/00

BUSINESS REPLY MAIL

FIRST CLASS MAIL PERMIT NO. 6719 BOSTON, MA

POSTAGE WILL BE PAID BY ADDRESSEE

KEYPORT LIFE INSURANCE CO.

125 HIGH STREET

BOSTON, MA 02110-2712

NO POSTAGE

NECESSARY

IF MAILED

IN THE

UNITED STATES

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PART C

Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
Included in Part B:
Variable Account A:
Statement of Net Assets - December 31, 1999
Statement of Operations and Changes in Net Assets for the years ended December 31, 1999 and 1998
Notes to Financial Statements
Keyport Life Insurance Company:
Consolidated Balance Sheet - December 31, 1999 and 1998
Consolidated Income Statement for the years ended December 31, 1999, 1998 and 1997
Consolidated Statement of Stockholder's Equity for the years ended December 31, 1999, 1998 and 1997
Consolidated Statement of Cash Flows for the years ended December 31, 1999, 1998 and 1997
Notes to Consolidated Financial Statements

(b)	Exhibits:

*	(1)	Resolution of the Board of Directors establishing Variable Account A

	(2)	Not applicable

*	(3a)	Principal Underwriter's Agreement

*	(3b)	Specimen Agreement between Principal Underwriter and Dealer

***	(3c)	Manning & Napier Broker/Dealer's Agreement

*	(4a)	Form of Group Variable Annuity Contract of Keyport Life Insurance Company

*	(4b)	Form of Variable Annuity Certificate of Keyport Life Insurance Company

*	(4c)	Form of Tax-Sheltered Annuity Endorsement

*	(4d)	Form of Individual Retirement Annuity Endorsement

*	(4e)	Form of Corporate/Keogh 401(a) Plan Endorsement

***	(4f)	Specimen Group Variable Annuity Contract of Keyport Life Insurance Company (M&N)

***	(4g)	Specimen Variable Annuity Certificate of Keyport Life Insurance Company (M&N)

****	(4h)	Specimen Group Variable Annuity Contract of Keyport Life Insurance Company (KA)

****	(4i)	Specimen Variable Annuity Certificate of Keyport Life Insurance Company (KA)

++	(4j)	Form of Individual Variable Annuity Contract of Keyport Life Insurance Company

++	(4k)	Specimen Individual Variable Annuity Contract of Keyport Life Insurance Company (KA)

++	(4l)	Specimen Group Exchange Program Endorsement (KA)

++	(4m)	Specimen Individual Exchange Program Endorsement (KA)

##	(4n)	Specimen Group Variable Annuity Contract of Keyport Life Insurance Company (KAV)

##	(4o)	Specimen Variable Annuity Certificate of Keyport Life Insurance Company (KAV)

##	(4p)	Specimen Individual Variable Annuity Contract of Keyport Life Insurance Company (KAV)

*	(5a)	Form of Application for a Group Variable Annuity Contract

*	(5b)	Form of Application for a Group Variable Annuity Certificate

*	(6a)	Articles of Incorporation of Keyport Life Insurance Company

*	(6b)	By-Laws of Keyport Life Insurance Company

	(7)	Not applicable

**	(8a)	Form of Participation Agreement

***	(8b)	Participation Agreement Among Manning & Napier Insurance Fund, Inc., Manning & Napier Investor Services, Inc., Manning & Napier Advisors, Inc., and Keyport Life Insurance Company

****	(8c)	Participation Agreement Among MFS Variable Insurance Trust, Keyport Life Insurance Company, and Massachusetts Financial Services Corp.

****	(8d)	Participation Agreement Among The Alger American Fund, Keyport Life Insurance Company, and Fred Alger and Company, Incorporated

****	(8e)	Participation Agreement Among Alliance Variable Products Series Fund, Inc., Alliance Fund Distributors, Inc., Alliance Capital Management L.P., and Keyport Life Insurance Company

###	(8f)	Participation Agreement By and Among AIM Variable Insurance Funds, Inc., Keyport Life Insurance Company, on Behalf of Itself and its Separate Accounts, and Keyport Financial Services Corp.

#	(8g)

Amended and Restated Participation Agreement By and Among Keyport Variable Investment Trust, Keyport Financial Services Corp., Keyport Life Insurance Company and Liberty Life Assurance Company of Boston

###	(8h)

Amended and Restated Participation Agreement By and Among SteinRoe Variable Investment Trust, Keyport Financial Services Corp., Keyport Life Insurance Company and Liberty Life Assurance Company of Boston

@	(8i)	Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Keyport Life Insurance Company

@	(8j)	Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Keyport Life Insurance Company

@	(8k)	Participation Agreement Among Rydex Variable Trust, PADCO Financial Services, Inc. and Keyport Life Insurance Company
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	(8l)	Participation Agreement Among Wanger Advisors Funds, Wanger Asset Management LP and Keyport Life Insurance Company
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+	(9)	Opinion and Consent of Counsel

@	(10)	Consent of Independent Auditors

	(11)	Not applicable

	(12)	Not applicable

++++	(13)	Schedule for Computations of Performance Quotations

+++	(15)	Chart of Affiliations

####	(16)	Powers of Attorney

*	Incorporated by reference to Registration Statement (File No. 333-1043) filed on or about February 16, 1996.

**	Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement (File No. 333-1043) filed on or about August 22, 1996.

***	Incorporated by reference to Pre-Effective Amendment No. 3 to Registration Statement (File No. 333-1043) filed on or about October 15, 1996.

****	Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement (File No. 333-1043) filed on or about October 18, 1996.

+	Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement (File No. 333-1043) filed on or about May 1, 1997.

++	Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement (File No. 333-1043) filed on or about July 30, 1997.

+++	Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement (File No. 333-1043) filed on or about February 6, 1998.

++++	Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement (File No. 333-1043) filed on or about February 27, 1998.

#

Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 of Variable Account J of Liberty Life Assurance Company of Boston (Files No. 333-29811; 811-08269) filed on or about July 17, 1997.

##	Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement (File No. 333-1043) filed on or about March 20, 1998.

###	Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement (File No. 333-1043) filed on or about May 8, 1998.

####	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement (File No. 333-84701) filed on or about December 10, 1999.
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@	Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement (File No. 333-1043) filed on or about May 31, 2000.

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Item 25. Directors and Officers of the Depositor.
Name and Principal	Positions and Offices
Business Address*	with Depositor

Frederick Lippitt	Director
The Providence Plan
740 Hospital Trust Building
15 Westminster Street
Providence, RI 02903

Mr. Robert C. Nyman	Director
12 Cooke Street
Providence, RI 02906-2006

Philip K. Polkinghorn	Director and President

Paul H. LeFevre, Jr.	Chief Operating Officer

Bernard R. Beckerlegge	Senior Vice President and General Counsel
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William Hayward	Senior Vice President--Administration and Information Services
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Bernhard M. Koch	Senior Vice President and Chief Financial Officer

Stewart R. Morrison	Senior Vice President and Chief Investment Officer

Francis E. Reinhart	Senior Vice President

Garth A. Bernard	Vice President

Daniel C. Bryant	Vice President and Assistant Secretary

Clifford O. Calderwood	Vice President

James P. Greaton	Vice President and Corporate Actuary

James J. Klopper	Vice President and Secretary

Leslie J. Laputz	Vice President
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Kenneth M. LeClair	Vice President
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Jeffrey J. Lobo	Vice President--Risk Management

Suzanne E. Lyons	Vice President--Human Resources

Thomas P. O'Grady	Vice President

Jeffery J. Whitehead	Vice President and Treasurer

Ellen L. Wike	Vice President

Daniel T. H. Yin	Vice President

Nancy C. Atherton	Assistant Vice President

John G. Bonvouloir	Assistant Vice President

Reese R. Boyd III	Assistant Vice President

Paul R. Coady	Assistant Vice President

Stephen Cross	Assistant Vice President and Assistant Controller
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Kathleen P. Daly	Assistant Vice President

Steven M. Dionisi	Assistant Vice President
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Alan R. Downey	Assistant Vice President
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Gerald L. Fougere	Assistant Vice President
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Gregory L. Lapsley	Assistant Vice President
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Shelly L. McIntyre	Assistant Vice President
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Sean P. O'Brien	Assistant Vice President
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Diane H. Pursley	Assistant Vice President
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Richard D. Ribeiro	Assistant Vice President

Daniel T. Smyth	Assistant Vice President

Donald A. Truman	Assistant Vice President and Assistant Secretary
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Christopher J. Vellante	Assistant Vice President
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Jane Withington	Assistant Vice President

Frederick Lippitt	Assistant Secretary

*125 High Street, Boston, Massachusetts 02110, unless noted otherwise.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Depositor controls the Registrant, KMA Variable Account, Keyport 401 Variable Account, Keyport Variable Account I, and Keyport Variable Account II, under the provisions of Rhode Island law governing the establishment of these separate accounts of the Company.

The Depositor controls Liberty Advisory Services Corp. ("LASC"), a Massachusetts corporation functioning as an investment adviser, through 100% stock ownership. LASC files separate financial statements.

The Depositor controls Keyport Financial Services Corp. ("KFSC"), a Massachusetts corporation functioning as a broker/dealer of securities, through LASC's 100% stock ownership of KFSC. KFSC files separate financial statements.

The Depositor controls Independence Life and Annuity Company ("Independence Life"), a Rhode Island corporation functioning as a life insurance company, through 100% stock ownership. Independence Life files separate financial statements.

The Depositor controls Keyport Benefit Life Insurance Company ("Keyport Benefit"), a New York corporation functioning as a life insurance company, through 100% stock ownership. Keyport Benefit files separate financial statements.

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The Depositor is affiliated with Liberty Wanger Asset Management, L.P. ("LWAM"), which became a wholly-owned subsidiary of Liberty Financial Companies, Inc. ("LFC") on September 29, 2000. LFC is the indirect corporate parent of the Depositor.

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The chart for the affiliations of the Depositor is incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement (File No. 333-1043) filed on or about February 6, 1998.

Item 27. Number of Contract Owners.

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As of September 22, 2000, there were 42 qualified contract owners and 106 non-qualified contract owners.

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Item 28. Indemnification.

Directors and officers of the Depositor and the principal underwriter are covered persons under Directors and Officers/Errors and Omissions liability insurance policies issued by ICI Mutual Insurance Company, Federal Insurance Company, Firemen's Fund Insurance Company, CNA and Lumberman's Mutual Casualty Company. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers under such insurance policies, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in the successful defense of any action, suit or proceeding) is asserted by such director or officer in connection with the variable annuity contracts, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

Keyport Financial Services Corp. (KFSC) is principal underwriter of the variable annuity and variable life insurance contracts. KFSC is the principal underwriter for Variable Account A of Keyport Life Insurance Company. KFSC is also principal underwriter for Variable Account J and Variable Account K of Liberty Life Assurance Company of Boston; for Variable Account A of Keyport Benefit Life Insurance Company; for the KMA Variable Account and Keyport Variable Account-I of Keyport Life Insurance Company; and for the Independence Variable Annuity Separate Account and Independence Variable Life Separate Account of Independence Life and Annuity Acccount. KFSC receives no compensation for its services.

The directors and officers of Keyport Financial Services Corp. are:
Name and Principal	Position and Offices
Business Address*	with Underwriter

Paul T. Holman	Director and Assistant Clerk

James J. Klopper	Director, President and Clerk

Daniel C. Bryant	Vice President

Rogelio P. Japlit	Treasurer

Donald A. Truman	Assistant Clerk

*125 High Street, Boston, Massachusetts 02110.

Item 30. Location of Accounts and Records.

Keyport Life Insurance Company, 125 High Street, Boston, Massachusetts 02110.

Item 31. Management Services.

Not applicable.

Item 32. Undertakings.

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Representation

Depositor represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor. Further, this representation applies to each form of the contract described in a prospectus and statement of additional information included in this registration statement.

SIGNATURES

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the City of Boston and Commonwealth of Massachusetts, on this 10th day of October, 2000.
Variable Account A
(Registrant)

		BY:	Keyport Life Insurance Company
(Depositor)

		BY:	/s/ Philip K.Polkinghorn*
Philip K. Polkinghorn
President

*BY:	/s/ James J. Klopper	October 10, 2000
	James J. Klopper	Date
Attorney-in-Fact

* James J. Klopper has signed this document on the indicated date on behalf of Mr. Polkinghorn pursuant to power of attorney duly executed by him and included as part of Exhibit 16 in Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 filed on or about December 10, 1999 (File No. 333-84701; 811-7543).

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Frederick Lippitt*	/s/ Philip K. Polkinghorn*
Frederick Lippitt	Philip K. Polkinghorn
Director	President
(Principal Executive Officer)

/s/ Robert C. Nyman*	/s/ Bernhard M. Koch*
Robert C. Nyman	Bernhard M. Koch
Director	Senior Vice President
(Chief Financial Officer)

/s/ Philip K. Polkinghorn
Philip K. Polkinghorn
Director

*BY:	/s/ James J. Klopper	October 10, 2000
	James J. Klopper	Date
Attorney-in-Fact

* James J. Klopper has signed this document on the indicated date on behalf of each of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement (File Nos. 333-84701; 811-7543) filed on or about December 10, 1999.

EXHIBIT INDEX

Item		Page
(8l)	Participation Agreement Among Wanger Advisors Funds, Wanger Asset Management LP and Keyport Life Insurance Company

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